SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	₽ 51,091	₽ 44,932	₽ 43,239
Advertising and marketing expenses	10,931	9,288	7,882
General and administrative expenses	7,723	7,703	7,957
Universal service fund	3,587	3,535	3,462
Cash collection commission	3,504	3,660	3,613
Dealers commission	3,081	2,760	5,798
Utilities and maintenance	2,809	2,821	9,297
Consulting expenses	2,652	1,980	1,905
Taxes other than income tax	2,490	3,766	3,676
Billing and data processing	857	978	1,041
Other	2,071	2,004	2,479
Total	₽ 90,796	₽ 83,427	₽ 90,349